Vanguard International Growth Fund
Supplement Dated May 2, 2022, to the Prospectus and Summary Prospectus Dated December 17, 2021
Important Changes to Vanguard International Growth Fund

Effective immediately, James K. Anderson has retired from Baillie Gifford Overseas Ltd. (Baillie Gifford) and will no longer serve as a portfolio manager of Vanguard International Growth Fund (the Fund). The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes

All references to Mr. Anderson are hereby removed.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 081A 052022

Vanguard World Fund

Supplement Dated May 2, 2022, to the Statement of Additional Information Dated December 17, 2021

Important Changes to Vanguard International Growth Fund
Effective immediately, James K. Anderson has retired from Baillie Gifford Overseas Ltd. (Baillie Gifford) and will no longer serve as a portfolio manager of Vanguard International Growth Fund (the Fund). The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
All references to Mr. Anderson are hereby removed.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 023A 052022